Taxation	9 Months Ended
Sep. 30, 2025
Taxation [Abstract]
TAXATION
13.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and renewing the HNTE in December 2021 and December 2024. The certificate is valid for three years.

According to Taxation [2022] No. 13 which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No. 06 which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million. According to Taxation [2023] No. 12 which was effective from January 1, 2023 to December 31, 2027, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million.

The income tax benefit consisted of the following components:

	For the nine months ended September 30,
	2024	2025
Current income tax expenses	$1,663	$1,467
Deferred income tax benefit	(732)	(627)
Total income tax expense	$931	$840

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the nine months ended September 30,
	2024	2025
Loss before income tax expense	$(60,642)	$(3,286)
Computed income tax benefit with statutory tax rate	(15,161)	(822)
Additional deduction for research and development expenses	(362)	(409)
Tax effect of preferred tax rate	15,203	533
Tax effect of favorable tax rates on small-scale and low-profit entities	(49)	64
Tax effect of tax relief	(1)	-
Tax effect of non-deductible items	(53)	87
Tax effect of expired tax attribute carryforwards	523	-
Changes in valuation allowance	831	1,387
Income tax expense	$931	$840

As of December 31, 2024 and September 30, 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of September 30,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,712
Temporary difference in research and development costs	3,033	3,149
Accrued expense	391	402
Net operating loss carried forward	11,325	12,564
Share-based compensation	295	472
Allowance for credit losses	3,679	4,631
Total deferred tax assets	24,293	26,930
Valuation allowance	(13,840)	(15,575)
Deferred tax assets, net of valuation allowance	$10,453	$11,355

Changes in valuation allowance are as follows:

	As of December 31,	As of September 30,
	2024	2025
Balance at the beginning of the period	$11,820	$13,840
Additions	2,344	1,350
Foreign currency translation adjustments	(324)	385
Balance at the end of the period	$13,840	$15,575

As of December 31, 2024 and September 30, 2025, the Group had net operating loss carryforwards from the Group’s subsidiaries in the PRC of approximately $48,347 and $51,588, respectively, and from the Parent Company and the Group’s non-PRC subsidiaries of approximately $82,600 and $87,825, respectively. As of December 31, 2024 and September 30, 2025, deferred tax assets from the net operating loss carryforwards amounted to $11,325 and $12,564, respectively, and the Group has recorded valuation allowances of $13,840 and $15,575 as of December 31, 2024 and September 30, 2025, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Remainder of 2025	$4,270
2026	5,187
2027	16,969
2028	13,151
2029	6,280
2030	5,731
Infinite	87,825
Total	$139,413